Parent Entity Information	12 Months Ended
Jun. 30, 2022
Disclosure Of Parent Entity Information Abstract
Parent entity information
Note 30	Parent entity information

	Parent
	Restated 2022	2021
	A$	A$
Loss after income tax	(19,962,718)	(14,060,992)
Total comprehensive loss	(19,962,718)	(14,060,992)

Statement of financial position
Total current assets	6,925,107	3,321,155
Total non-current assets	3,852,108	2,100,045
Total assets	10,777,215	5,421,200

Total current liabilities	2,044,842	1,126,848
Total non-current liabilities	62,861	2,316,267
Total liabilities	2,107,703	3,443,115

Net assets	8,669,512	1,978,084

Equity
Issued capital	61,822,859	39,213,793
Reserves	9,338,100	5,293,019
Accumulated losses	(62,491,447)	(42,528,728)
Total equity	8,669,512	1,978,084